Note 29 Leverage ratio (Details) - EUR (€) € in Millions	Jun. 30, 2024 [1]	Dec. 31, 2023
Leverage ratio [Line Items]
Tier 1	€ 54,776	€ 52,150
Exposure to leverage ratio	€ 809,063	€ 797,888
Leverage ratio	6.77%	6.54%

[1]	(1) Provisional data.